Company information (Details Textual) (CNY) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended						12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 Mr Dong Xu [Member]	Jun. 30, 2013 Mr Qicai Du [Member]	Oct. 28, 2010 Service Agreement [Member]	Jun. 30, 2013 Animation Digital [Member] Option Agreement [Member]	Jun. 30, 2013 Animation Digital [Member] Software Development and Maintenance Agreement [Member]	Jun. 30, 2013 Animation Digital [Member] Loan Agreement [Member]	Jun. 30, 2013 Leisen Education [Member] Exclusive Technology Supporting and Consulting Service Agreement [Member]	Jun. 30, 2013 Leisen Education [Member] Content Providing Agreement [Member]	Jun. 30, 2010 Shenzhen Wentai Investment Co., Ltd [Member]	Jun. 30, 2010 Shenzhen Wentai Investment Co., Ltd [Member] Option Agreement [Member]	Jun. 30, 2010 Shenzhen Wentai Investment Co., Ltd [Member] Equity Pledge Agreement [Member]	Oct. 28, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Service Agreement [Member]	Jun. 30, 2013 Shanghai Yuanbo [Member] Exclusive Operational Management agreement [Member]	Jun. 30, 2013 Xiaoxiao Nanyang Star [Member] Option Agreement [Member]	Jun. 30, 2013 DDK Nanhu [Member] Option Agreement [Member]
Exercise Price Of Stock Option							2.80						30.00				2.56	2.90
Debt Instrument, Face Amount				21.0	9.0				2.8
Percentage Of Annual Fee Payable								15.00%		15.00%	10.00%					100.00%
Percentage Of Equity Interest Pledged														67.00%
Debt Instrument Maturity Period												20 years
Annual Service Fee Percentage						17.00%									95.00%
Variable Interest Entity Contribution To Consolidated Net Revenues Percentage	49.00%	51.00%	73.00%
Variable Interest Entity Contribution To Consolidated Total Assets Percentage	19.00%	15.00%
Variable Interest Entity Contribution To Consolidated Total Liabilities Percentage	92.00%	87.00%